SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
15. SHARE BASED COMPENSATION

In December 2014, The Company’s shareholders adopted the 2014 share incentive plan. The Company’s shareholders have authorized the issuance of up to 21,000,000 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and restricted share units granted to a participant under the plan, or the awards.

During the years ended December 31, 2014 and 2015, the Company granted 6,274,166 and 8,134,375 share options respectively to its officers, directors and employees. No options were granted during the year ended December 31, 2016.

The Company utilized the Binomial option pricing model to evaluate the fair value of the stock options with reference to the closing price of the Company on the measurement dates.

The following assumptions were used in the Binomial option pricing model:

Year Ended December 31, 2014
	Average				Post-
	risk-free				vesting
Options	rate of	Exercise	Volatility	Dividend	forfeiture
granted	return	multiple	rate	yield	rate
January 28, 2014	2.77%	3.0-3.5 times	93.0%	0%	3-9.5%

	Year Ended December 31, 2015
	Average				Post-
	risk-free				vesting
Options	rate of	Exercise	Volatility	Dividend	forfeiture
granted	return	multiple	rate	yield	rate
January 12, 2015	2.82%	1.8-3 times	93.0%	0%	5%-8%

July 06, 2015	3.20%	3 times	91.0%	0%	5%

September 09, 2015	2.94%-3.08%	1.8-3 times	91.0%-92.0%	0%	5%-8%

The risk-free rate of return is based on the yield curve of China USD sovereign bond commensurate with the same maturity at the respective grant dates. The exercise multiple is estimated by reference to the proprietary research and empirical studies. The expected volatility is based on the average of historical daily annualized share price volatility of 6 comparable companies over a normalized period that commensurate with the option life of 10 years. The post-vesting forfeiture rate is based on the historical data and management’s best Estimation.

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2016 is as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Contract Life	Value
Options outstanding on January 1, 2016	17,528,541	0.50
Granted	—	—
Forfeited	(147,235)	0.59
Expired	(2,465)	0.15
Exercised	(2,119,700)	0.50
Options outstanding on December 31, 2016	15,259,141	0.50	6.46	4,304,907
Options vested or expected to vest on December 31, 2016	17,037,682	0.44	5.79	5,691,147
Options exercisable on December 31, 2016	11,902,422	0.47	6.05	3,691,299

The share-based compensation expenses related to share options of approximately $1,792,819, $3,687,951 and $2,702,089 were recognized by the Group for the years ended December 31, 2014, 2015 and 2016, respectively.

The weighted average grant date fair value of options granted during the year ended December 31, 2014, and 2015 was $0.98 and $0.59 respectively. No options were granted during the year ended December 31, 2016.

As of December 31, 2016, there was $ 2,268,104 in total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a weighted-average period of 1.75 years.